Contingencies and Other Matters	12 Months Ended
Dec. 31, 2021
Disclosure Of Contingencies And Other Matters [Abstract]
CONTINGENCIES AND OTHER MATTERS [Text Block]
27. CONTINGENCIES AND OTHER MATTERS

Due to the size, complexity and nature of the Company’s operations, various legal and tax matters arise in the ordinary course of business. The Company accrues for such items when a liability is probable and the amount can be reasonably estimated. In the opinion of management, these matters will not have a material effect on the consolidated financial statements of the Company.

(a) Claims and Legal Proceedings Risks

The Company is subject to various claims and legal proceedings covering a wide range of matters that arise in the ordinary course of business activities. Many factors, both known and unknown, could cause actual results, performance or achievements to be materially different from the results, performance or achievements that are or may be expressed or implied by such forward-looking statements or information and the Company has made assumptions and estimates based on or related to many of these factors. Such factors include, without limitation: availability of time on court calendars in Canada and elsewhere; the recognition of Canadian judgments under Mexican law; the possibility of settlement discussions; the risk of appeal of judgment; and the insufficiency of the defendant’s assets to satisfy the judgment amount. Each of these matters is subject to various uncertainties and it is possible that some of these matters may be resolved unfavourably to the Company. First Majestic carries liability insurance coverage and establishes provisions for matters that are probable and can be reasonably estimated. In addition, the Company may be involved in disputes with other parties in the future which may result in a significant impact on our financial condition, cash flow and results of operations.

Although the Company has taken steps to verify ownership and legal title to mineral properties in which it has an interest, according to the usual industry standards for the stage of mining, development and exploration of such properties, these procedures do not guarantee the Company’s title. Such properties may be subject to prior agreements or transfers, and title may be affected by undetected defects. However, management is not aware of any such agreements, transfers or defects.

(b) Primero Tax Rulings

When Primero, the previous owner of San Dimas acquired the San Dimas Mine in August 2010, it assumed the obligations under a Silver Purchase Agreement (“Old Stream Agreement”) that required its subsidiary PEM to sell to WPMI all the silver produced from the San Dimas mine, up to 6 million ounces and 50% of silver produced thereafter, at the lower of: (i) the spot market price and (ii) $4.014 per ounce plus an annual increase of 1%.

In order to reflect the commercial terms and the effects of the Old Stream Agreement, for Mexican income tax purposes, PEM recognized the revenue on these silver sales based on its actual realized revenue (“PEM Realized Price”) instead of at spot market prices.

To obtain assurance that the SAT would accept the PEM Realized Price as the price to use to calculate Mexican income taxes, Primero applied for and received on October 4, 2012, an Advance Pricing Agreement (“APA”) from the SAT for taxation years 2010 to 2014. The APA confirmed that the PEM Realized Price could be used as Primero’s basis for calculating taxes owed by PEM for the silver sold under the Old Stream Agreement. The purpose of the APA was to have SAT provide tax certainty and as a result Primero and PEM made significant investments in Mexico based on that certainty.

In February 2016, PEM received a legal claim from the SAT seeking to nullify the APA. The legal claim did not identify any alternative basis for paying taxes.

In 2019, the SAT issued reassessments for the 2010 to 2012 tax years in the total amount of $239.0 million (4,919 million MXN) inclusive of interest, inflation, and penalties. In 2021, the SAT also issued a reassessment against PEM for the 2013 tax year in the total amount of $132.3 million (2,723 million MXN) (collectively, the "Reassessments"). The Company believes that the Reassessments were issued in violation of the terms of the APA. The key items in the Reassessments include determining revenue on the sale based on the silver spot market price, denial of the deductibility of interest expense and service fees, SAT technical error related to double counting of taxes, and interest and penalties.

The Company continues to defend the APA in the Mexican legal proceedings, and initiated proceedings under relevant tax treaties between the competent tax authorities of Mexico, Canada, Luxembourg and Barbados, all of which were subsequently dismissed on a unilateral basis by the SAT ("Dismissals") in May 2020. The Company believes that the Dismissals breach international obligations regarding double taxation treaties, and also that the APA remains valid and legally binding. The Company will continue disputing the Reassessments, exhausting its domestic and international remedies.

While the Company continues to vigorously defend the validity of the APA and its transfer pricing position, it is also engaging in various proceedings against the SAT seeking to resolve matters and bring tax certainty through a negotiated solution. Despite these extensive efforts and ongoing legal challenges to the Reassessments and the Dismissals, in April 2020 and February 2021, SAT issued notifications to PEM to attempt to secure amounts it claims are owed pursuant to its reassessments issued. These notifications impose certain restrictions on PEM including its ability to dispose of its concessions and real properties, and to restrict access to funds within its bank account, the latter as disclosed in Note 18(b)3 of the audited financial statements.

The Company has challenged SAT’s Reassessments and Dismissals through all domestic means available to it, including annulment suits before the Mexican Federal Tax Court on Administrative Matters ("Federal Court"), which remain unresolved, and a complaint before Mexico’s Federal Taxpayer Defense Attorney's Office (known as “PRODECON”). The Company believes that the actions of the SAT are neither fair nor equitable, are discriminatory against the Company as a foreign investor, amount to a denial of justice under international law, and furthermore violate various provisions of the Federal Constitution of the United Mexican States, Mexican domestic law, and Mexican court precedents.

On May 13, 2020, the Company provided to the Government of Mexico notice of its intention to initiate an international arbitration proceeding (“Notice of Intent”) pursuant to the North American Free Trade Agreement (“NAFTA”). The Notice of Intent commenced a 90-day period for the Government of Mexico to enter into good faith and amicable negotiations with the Company to resolve the dispute. On August 11, 2020, the 90-day period expired without any resolution of the dispute.

In September 2020, the Company was served with a decision of the Federal Court seeking to nullify the APA granted to PEM. The Federal Court’s decision directs SAT to re-examine the evidence and basis for the issuance of the APA with retroactive effect, for the following key reasons:
(i) SAT’s errors in analyzing PEM’s request for the APA and the evidence provided in support of the request; and
(ii) SAT’s failure to request from PEM certain additional information before issuing the APA.

The Company’s legal advisors having reviewed the written reasons have advised that the Federal Court’s decision is flawed both due to SAT's procedural irregularities and failure to address the relevant evidence and legal authorities. In addition, they consider that the laws applied to PEM in the decision are unconstitutional. As a result, the Company filed an appeal of the decision to the Mexican Circuit Courts on November 30, 2020. Since two writs of certiorari were filed before the Mexican Supreme Court of Justice, on April 15, 2021, the Plenary of the Supreme Court i) admitted one of those writs, ii) requested the Circuit Court to send the amparo file and iii) assigned such writ to the Second Chamber of the Supreme Court for issuing the corresponding decision. The other writ of certiorari has not been admitted by the Plenary of the Supreme Court. Therefore, the Company is currently waiting for the Supreme Court to issue a resolution towards such writs of certiorari.

The Company intends to continue to challenge the actions of the SAT in Mexican courts. However, due to the ongoing COVID-19 crisis, the Mexican courts continues to be available only on a restricted basis for further hearings on these matters.

On March 2, 2021, the Company announced that it submitted a Request for Arbitration to the International Centre for Settlement of Investment Disputes ("ICSID"), on its own behalf and on behalf of PEM, based on Chapter 11 of NAFTA. On March 31, 2021, the Notice of Registration of the Request for Arbitration was issued by the ICSID Secretariat. Once the NAFTA Arbitration Panel (the “Tribunal”) was fully constituted by the appointment of all three panel members on August 20, 2021, the NAFTA Arbitration Proceedings (the “NAFTA Proceedings”) were deemed to have commenced. The first session of the NAFTA Proceedings was held by videoconference on September 24, 2021 to decide upon the procedural rules which will govern the NAFTA Proceedings. The Tribunal issued Procedural Order No. 1 on October 21, 2021.

If the SAT were to be successful in retroactively nullifying the APA, the SAT may seek to audit and reassess PEM in respect of its sales of silver pursuant to the Old Stream Agreement for 2010 through 2014. Such an outcome would likely have a material adverse effect on the Company’s results of operations, financial condition and cash flows. Should the Company ultimately be required to pay tax on its silver revenues based on spot market prices without any mitigating adjustments, the incremental income tax for the years 2010-2019 would be approximately $228.5 million (4,703 million MXN), before taking into consideration interest or penalties.

Based on the Company’s consultation with third party advisors, the Company believes PEM filed its tax returns in compliance with applicable Mexican law and, therefore, at this time no liability has been recognized in the financial statements.

To the extent it is ultimately determined that the appropriate price of silver sales under the Old Stream Agreement is significantly different from the PEM Realized Price and while PEM would have rights of appeal in connection with any reassessments, it is likely to have a materially adverse effect on the Company’s business, financial position and results of operations.

La Encantada Tax Re-assessments

In December 2019, as part of the ongoing annual audits of the tax returns of Minera La Encantada S.A. de C.V., the SAT issued tax assessments for fiscal 2012 and 2013 in the amount of $7.6 million (155.4 million MXN) and $6.2 million (126.6 million MXN), respectively. The key items relate to forward silver purchase agreement and denial of the deductibility of mine development costs and service fees. The Company continues to defend the validity of the forward silver purchase agreement and will vigorously dispute the assessments that have been issued. The Company, based on advice from legal and financial advisors believes MLE’s tax filings were appropriate and its tax filing position is correct, therefore no liability has been recognized in the financial statements.

First Silver litigation

In April 2013, the Company received a positive judgment on the First Silver litigation from the Supreme Court of British Columbia (the “Court”), which awarded the sum of $93.8 million in favour of First Majestic against Hector Davila Santos (the “Defendant”). The Company received a sum of $14.1 million in June 2013 as partial payment of the judgment, leaving an unpaid amount of approximately $64.3 million (CAD$81.5 million). As part of the ruling, the Court granted orders restricting any transfer or encumbrance of the Bolaños Mine by the Defendant and limiting mining at the Bolaños Mine. The orders also require that the Defendant to preserve net cash flow from the Bolaños Mine in a holding account and periodically provide to the Company certain information regarding the Bolaños Mine. However, there can be no guarantee that the remainder of the judgment amount will be collected and it is likely that it will be necessary to take additional action in Mexico and/or elsewhere to recover the balance. Therefore, as at December 31, 2021, the Company has not accrued any of the remaining $64.3 million (CAD$81.5 million) unrecovered judgment in favour of the Company.